Associated companies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,315,306	$ 1,128,894
Combined Investments | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Shannon Engine Support Ltd (“SES”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Equity method investments	$ 1,166,236	958,707
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Equity method investments	$ 85,829	86,669
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 63,241	$ 83,518
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%